Consolidated Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Profit (loss) before tax	$ (26,853)	$ (32,263)	$ (30,184)
Amortization and depreciation expense	1,719	1,633	842
Share-based compensation expense	2,755	2,531	2,969
Change in inventories	(139)	470	(112)
Change in accounts receivable	(414)	8	26
Change in accounts payable	141	(124)	252
Change in other working capital items	(618)	895	(280)
Other operating activities	579	43	119
Interest expense	(27)	103	103
Other financial items		(238)	(314)
Taxes paid	(437)	(226)	(196)
Net cash flow from operating activities	(23,294)	(27,168)	(26,775)
Investing activities
Purchases of property, plant and equipment	(152)	(850)	(1,104)
Purchases of intangible assets	(181)
Payments of non-current receivables	75	(6)
Interest received	26	135	134
Net cash flows from investing activities	(232)	(721)	(970)
Financing Activities
Net proceeds from issue of shares	18,731	34,164	835
Payments on lease liabilities	(793)	(675)
Payment related to a financed asset purchase	(500)	(500)
Net cash flow from financing activities	17,438	32,989	835
Net change in cash and cash equivalents	(6,088)	5,100	(26,910)
Effect of foreign exchange rate changes	(740)	(609)	(274)
Opening cash and cash equivalents balance	14,126	9,635	36,819
Cash and cash equivalents at December 31	$ 7,298	$ 14,126	$ 9,635